5900 "O" Street
                                                             Lincoln, NE / 68510

April 14, 2006

                                               Sent Via EDGAR and Overnight Mail

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      Ameritas Variable Life Insurance Company
         Ameritas Variable Life Insurance Company Separate Account V,
         1940 Act No. 811-04473
         OVERTURE Ovation! Flexible Premium Variable Universal Life Insurance Policy, 1933 Act No. 333-64496
         Post-Effective Amendment No. 8 on Form N-6 Pursuant to Rule 485(b)

Dear Ms. Samuel:

Ameritas Life Insurance Corp. provides administrative and legal services for Ameritas Variable Life Insurance Company and its Separate Accounts.

Today, we are submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2006.

On February 28, 2006, we submitted for your review a Rule 485(a) amendment filing for this registration. In response to your comments provided by telephone on April 10, 2006, we made the following revisions:
     1. You requested that the Policy Summary (page 3) address the risks identified in Form N-6 Item 2 (viii). We reviewed this section and added a sentence: "The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each portfolio."
     2. You identified text on pages 8 and 12 that needed clarification. We added additional language to both sentences.
     3. You stated that we need to add a statement that a small number of voters could affect voting. We added the sentence: "It is possible that a small number of Policy owners can determine the outcome of a voting proposal."
     4. You requested that we be more specific regarding the adverse tax consequences mentioned in sections on lapse (page 19) and policy loans (page 23). You indicated that this may be addressed in the tax matters section. We provided cross-references on pages 19 and 23, which stated: "See discussion at TAX TREATMENT OF LOANS & OTHER DISTRIBUTIONS."
     5. You identified text on page 24 that was not applicable to this product. We deleted the text that had been inserted in error.
     6. On the Last Page, you requested that we add that policy owners may make inquiries "without charge." You also provided the correct address and telephone number for the Commission. We made these changes.

Other revisions made since the February 28, 2006 Rule 485(a) filing include:
- Variable investment option portfolio expense tables (and related table footnotes on contractual and voluntary waivers and reimbursements) and investment objectives charts were updated with information provided by the funds and portfolio investment advisers.
- Separate account and company financial statements for the fiscal year ended December 31, 2005 are included in the SAI.
-    Other non-substantive typographical and editorial changes were made.

We acknowledge that the fund is responsible for the adequacy and accuracy of the disclosure in the filings, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

I have reviewed this post-effective amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b)

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant General Counsel II
Ameritas Life Insurance Corp.